Commitments and Contingencies (Narrative) (Detail)	1 Months Ended															12 Months Ended
	Dec. 31, 2017 USD ($) site Facility Parties	Sep. 30, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017 Counts	Apr. 30, 2017 Petition Station	Mar. 31, 2017 Counts	Aug. 31, 2016 T	Jul. 31, 2016 Parties	Oct. 31, 2015 PartsPerBillion	Jun. 30, 2015 Parties	Apr. 30, 2015 Facility	Oct. 31, 2014 Facility gal	Jun. 30, 2014	Sep. 30, 2013 Bcfe	Dec. 31, 2017 USD ($) site Facility	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Apr. 30, 2016 USD ($)	Jul. 31, 2013 Counts
Loss Contingencies [Line Items]
ARO incurred																$ 37,000,000	$ 204,000,000	[1]
Virginia Electric and Power Company
Loss Contingencies [Line Items]
ARO incurred																11,000,000	9,000,000
Dominion Energy Gas Holdings, LLC
Loss Contingencies [Line Items]
ARO incurred																$ 2,000,000	6,000,000
Future Ash Pond and Landfill Closure Costs
Loss Contingencies [Line Items]
ARO incurred																	238,000,000		$ 386,000,000
Increase in Property, Plant and Equipment [Member]
Loss Contingencies [Line Items]
ARO incurred																	17,000,000		166,000,000
Reversal of Contingent Liability [Member]
Loss Contingencies [Line Items]
ARO incurred																			121,000,000
Increase in Regulatory Assets
Loss Contingencies [Line Items]
ARO incurred																	24,000,000
Other operations and maintenance
Loss Contingencies [Line Items]
ARO incurred																	$ 197,000,000		$ 99,000,000
CWA | Minimum | Virginia Electric and Power Company | Possum Point Power Station | Judicial Ruling [Member]
Loss Contingencies [Line Items]
Additional specific sediment, water and aquatic life monitoring period			2 years
CWA | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Compliance date		2023-12
CWA | EPA | 2015 Effluent Limitations Guidelines Rule for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Compliance date		2020-11
Ozone Standards | EPA | Maximum
Loss Contingencies [Line Items]
Maximum period to develop plans to address new standard																3 years
Unfavorable Regulatory Action | Maximum | Non-FTA
Loss Contingencies [Line Items]
Authorization export approval of natural gas per day | Bcfe															0.77
Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Significant emission rate per rear CO2 equivalent | T								75,000
Electric generating station facilities heightened entrainment analysis per day | gal													125,000,000
Unfavorable Regulatory Action | Regulations To Reduce Nitrogen Oxideand Volatile Organic Compounds Emissions [Member] | Pennsylvania Department Of Environmental Protection [Member] | Dominion Gas Holdings, LLC
Loss Contingencies [Line Items]
Estimated compliance costs																				$ 35,000,000
Unfavorable Regulatory Action | CWA
Loss Contingencies [Line Items]
Number of facilities that may be subject to final regulations | Facility													13
Unfavorable Regulatory Action | CWA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of facilities that may be subject to final regulations | Facility													11
Unfavorable Regulatory Action | CWA | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Number of facilities that maybe subject to additional wastewater treatment requirements | Facility	8															8
Number of separate petitions for reconsideration granted | Petition						2
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site	19															19
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Former Gas Plant Site with Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Number of former sites | site																1
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site	3															3
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Dominion Energy Gas Holdings, LLC
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site	12															12
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Minimum | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Estimated compliance costs	$ 1,000,000															$ 1,000,000
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Maximum | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Estimated compliance costs	22,000,000															22,000,000
Unfavorable Regulatory Action | MATS | EPA
Loss Contingencies [Line Items]
Extension period for MATS compliance														1 year
Requested compliance extension under EPA Administrative Order										1 year
Unfavorable Regulatory Action | MATS | EPA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of effective days to operate power station units				90 days
Period to be in service following receipt of all required permits				23 months
Unfavorable Regulatory Action | Ozone Standards | EPA
Loss Contingencies [Line Items]
Standard emission level prior to revision | PartsPerBillion										75
Revised emission standard level | PartsPerBillion										70
Unfavorable Regulatory Action | Ozone Standards | EPA | Minimum
Loss Contingencies [Line Items]
Estimated compliance costs	25,000,000															25,000,000
Unfavorable Regulatory Action | Ozone Standards | EPA | Maximum
Loss Contingencies [Line Items]
Estimated compliance costs	35,000,000															$ 35,000,000
Unfavorable Regulatory Action | Oil And Gas New Source Performance Standards [Member]
Loss Contingencies [Line Items]
Number of period court appeals DC vacated stay																90 days
Unfavorable Regulatory Action | Oil And Gas New Source Performance Standards [Member] | EPA
Loss Contingencies [Line Items]
Requested compliance extension under EPA Administrative Order																2 years
EPA notice issued reviewing month and year																2017-04
Number of period EPA published notice of reconsideration and partial stay																90 days
Unfavorable Regulatory Action | CCR | EPA | Virginia Electric and Power Company | Environmental Protection Agency Final Rule Regulating Management of CCRs | Facilities Subject to Coal Combustion Residual Final Rule
Loss Contingencies [Line Items]
Number of facilities with CCR | Facility												8
Number of stations | Station						4
Breach of Contract Lawsuit | DETI | Pending Litigation [Member]
Loss Contingencies [Line Items]
Total number of counts in complaint | Counts																					8
Accrued liability for legal matter	$ 2,000,000															$ 2,000,000
Breach of Contract Lawsuit | DETI | Judicial Ruling [Member]
Loss Contingencies [Line Items]
Number of counts dismissed | Counts							3
Breach of Contract Lawsuit | DETI | Settled Litigation
Loss Contingencies [Line Items]
Number of claims withdrew | Counts					1
Liquefaction Project | Federal Energy Regulatory Commission | Cove Point | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of parties | Parties	2
Liquefaction Project | Federal Energy Regulatory Commission | Cove Point | Judicial Ruling [Member]
Loss Contingencies [Line Items]
Number of parties | Parties	1								1		1

[1]	Primarily reflects AROs assumed in the Dominion Energy Questar Combination. See Note 3 for further information.